Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal						$ (46)
State					16
Total current					16	(46)
Federal					23	11
State					14	7
Total deferred					37	18
Benefit from income taxes	$ (714)	$ 14	$ (684)	$ 43	$ 53	$ (28)